Fixed Assets (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Fixed Assets [Abstract]
Depreciation and amortization expense	$ 81,000	$ 26,000	$ 161,000	$ 45,000